Annual Total Returns - Fidelity Enduring Opportunities Fund [BarChart] - 10.31 Fidelity Enduring Opportunities Fund Pro-04 - Fidelity Enduring Opportunities Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Fidelity Enduring Opportunities Fund
Bar Chart Table:
Annual Return 2020	31.72%